Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document and Entity Information [Abstract]
Entity Registrant Name	1847 Goedeker Inc.
Entity Central Index Key	0001810140
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE